INTEREST EXPENSE	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
INTEREST EXPENSE
INTEREST EXPENSE

US$ MILLIONS	2018	2017	2016
Interest on corporate facility	$4	$12	$12
Interest on corporate debt	56	51	39
Interest on non-recourse borrowings	483	361	338
Other financing fees	12	4	3
	$555	$428	$392